Note 3 - Inventories (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Inventory Write-down	$ 2,025,711	$ 901,599	$ 951,282
Cable TV [Member]
Inventory Write-down	1,900,000	600,000	600,000
Telco [Member]
Inventory, Lower of Cost or Market Reserve	200,000	100,000	100,000
Telco [Member] | Excess and Obsolete Inventory [Member]
Inventory Write-down	200,000	$ 300,000	$ 400,000
Telco [Member] | Inventory Moved from Nave Communications Company to Palco Telecom [Member]
Inventory Write-down	$ 200,000